Other capital reserve (Details Narrative)	12 Months Ended
	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 INR (₨) shares ₨ / shares	Dec. 13, 2016 shares
Share Plan 2006 And India Share Plan 2006 [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement		219,986	458,912		204,224
Weighted average remaining contractual life for the share options	2 years 3 months 29 days	3 years 3 months 14 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares		₨ 318.33	₨ 328.12		₨ 329.23
Number of share options granted in share-based payment arrangement
Share Plan 2006 And India Share Plan 2006 [Member] | Employee Stock Option [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement					204,777
Share Plan 2006 And India Share Plan 2006 [Member] | Employee Stock Option [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares		₨ 317.38			₨ 329.23
Share Plan 2006 And India Share Plan 2006 [Member] | Employee Stock Option [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares		₨ 396.73			411.54
Share Plan 2006 And India Share Plan 2006 [Member] | Employee Stock Option [Member] | Share Plan 2006 And India Share Plan 2006 [Member]
IfrsStatementLineItems [Line Items]
Percentage Of Shares To Vest Upon Certain Criteria	50.00%
Share Plan 2006 And India Share Plan 2006 [Member] | Employee Stock Option [Member] | 2015 Milestones [Member]
IfrsStatementLineItems [Line Items]
Percentage Of Shares To Vest Upon Certain Criteria	25.00%
Share Plan 2006 And India Share Plan 2006 [Member] | Employee Stock Option [Member] | 2016 Milestones [Member]
IfrsStatementLineItems [Line Items]
Percentage Of Shares To Vest Upon Certain Criteria	25.00%
Stock Option and Incentive Plan 2016 [Member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life for the share options	6 years 2 months 4 days	5 years 11 months 23 days
Stock Option and Incentive Plan 2016 [Member] | Employee Stock Option [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares						7,754,936
Share based compensation cost | ₨	₨ 11,192,000	₨ 10,987,000	₨ 2,309,000
Stock Option and Incentive Plan 2016 [Member] | Employee Stock Option [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares		₨ 146.28			151.74
Stock Option and Incentive Plan 2016 [Member] | Employee Stock Option [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares		₨ 731.40			₨ 758.70
Stock Option and Incentive Plan 2016 [Member] | Employee Stock Option [Member] | Vesting Schedule One [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement					197,749
Stock Option and Incentive Plan 2016 [Member] | Employee Stock Option [Member] | Vesting Schedule Two [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement					140,000
Stock Option and Incentive Plan 2016 [Member] | Employee Stock Option [Member] | Vesting Schedule Three [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement					21,769
Stock Option and Incentive Plan 2016 [Member] | Employee Stock Option [Member] | Vesting Schedule four [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement					7,500
Stock Option and Incentive Plan 2016 [Member] | Employee Stock Option [Member] | Vesting Schedule Five [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement					466,100
2016 Stock Option and Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement		681,227	235,247		407,323
Weighted average exercise price of share options outstanding in share-based payment arrangement | ₨ / shares		₨ 293.23	₨ 640.98		₨ 246.66
Number of share options granted in share-based payment arrangement		466,100
2016 Stock Option and Incentive Plan [Member] | Employee Stock Option [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement		681,227			407,323
Number of share options granted in share-based payment arrangement		466,100
Restricted Stock Unit And Performance Stock Units 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	2,093,188	2,417,338
Number of other equity instruments outstanding in share-based payment arrangement		1,222,271			2,762,509
Restricted Stock Unit 2016 Plan [Member]
IfrsStatementLineItems [Line Items]
Share based compensation cost | ₨	₨ 198,366,000	₨ 66,113,000	₨ 2,826,000
Weighted average remaining contractual life for stock options	2 years 2 months 26 days	2 years 5 months 12 days
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Three [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	7,277
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule four [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	20,000
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Five [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	479,336
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Six [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	5,000
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Seven [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	687,857
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Nine [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,609,934
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Nine [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Shares price | $ / shares				$ 10.00
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Nine [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares price | $ / shares				1.80
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Ten [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	692,000
Share based payments | ₨					₨ 29,793
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Eleven [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,280,154
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Eleven [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Shares price | $ / shares				4.00
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Eleven [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares price | $ / shares				2.50
Restricted Stock Unit 2016 Plan [Member] | Ifrs Restricted Stock Units Rsus [Member] | Vesting Schedule Twelve [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	121,034
Share based payments | ₨					₨ 119,547
Share based compensation equity instruments [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares		1,844	1,844		1,844
Shares for the issuance at exercise price | (per share)				$ 1	₨ 75.87
Ordinary shares [member] | Share Plan 2006 And India Share Plan 2006 [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares		1,316,765			1,316,765
Ordinary shares [member] | Share Plan 2006 And India Share Plan 2006 [Member] | Employee Stock Option [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement		219,986